Commitments and Contingencies 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 171.6	$ 163.1	$ 155.7
Rent revenue	$ 39.2	$ 35.4	$ 31.8